Note 2 - Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Balance	$ 26	$ 8,713
Additions		0
Change in fair value included in other income (expense), net		865
Balance		26
Warrant Liability [Member]
Balance	26
Additions	0
Change in fair value included in other income (expense), net	13
Balance	$ 39	$ 26